Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
(the “Trusts”)

Supplement dated July 15, 2011 to
the Prospectuses dated March 1, 2011

This supplement relates to the Trusts’ Investor Shares Prospectus and Advisor Shares Prospectus and Schroder Series Trust’s Prospectus for A Shares, Advisor Shares, Investor Shares, and R Shares of Schroder Multi-Asset Growth Portfolio (each a “Prospectus”).

Redemption Fee

The sub-section entitled “Redemption fee” in the section entitled “How to Sell Shares” in each Prospectus is hereby revised to modify certain exceptions to application of the fee, as follows.

The first bullet point of the second paragraph is replaced with the following:

•                  to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs’) that are initiated by the sponsor of the program as part of a periodic rebalancing or that are the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program;

The sixth bullet point of the second paragraph is replaced with the following:

•                  redemptions and exchanges effected by other mutual funds or other commingled vehicles (funds of funds) that are sponsored by Schroders or its affiliates;

Legal Proceedings

The following paragraph is hereby added to the Prospectuses with respect to Schroder North American Equity Fund:

Legal Proceedings.  In May 2011, the “Schroders US Mutual Funds” was served with a summons and complaint in an action brought by Edward S. Weisfelner, as Litigation Trustee of the LB Litigation Trust in the case captioned Weisfelner v. A. Holmes & H. Holmes TTEE, et al. (Adv. Pro. No. 10-5525) (Bankr. S.D.N.Y.).  The Litigation Trustee seeks to recover all payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company alleging that such payments were fraudulent transfers under section 548 of the U.S. Bankruptcy Code, and that the Schroders US Mutual Funds received $2,045,424 in such payments.   Schroder Global Series Trust’s records indicate that Schroder North American Equity Fund received payments in that amount related to the buyout, and that Fund is the only Schroder U.S. mutual fund that received such a payment.  Schroder North American Equity Fund intends to join in motions to dismiss that have previously been filed by other defendants.   The possible outcome of the action is currently uncertain.  A judgment against defendants in the action could have a material adverse effect on the net asset value of Schroder North American Equity Fund.

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 333-105659

SCHRODER GLOBAL SERIES TRUST

Supplement dated July 15, 2011 to
the Institutional Shares Prospectus dated March 1, 2011 (the “Prospectus”)

Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund — Change of Names

The name of Schroder QEP Global Value Fund has been changed to “Schroder Global Value Fund.”  The name of Schroder QEP Global Quality Fund has been changed to “Schroder Global Quality Fund.”  References to each of those Funds in the Prospectus are hereby revised accordingly.  All headings containing the name “Schroder QEP Global Value Fund” shall read “Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund),” and all headings containing the name “Schroder QEP Global Quality Fund” shall read “Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund).”

Redemption Fee

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the “Shareholder Fees” tables are replaced in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%

In the Prospectus Summary Information sections of the Schroder Global Value Fund and the Schroder Global Quality Fund, the expense “Example” tables are replaced in their entirety as follows:

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years
Institutional Shares (whether or not shares are redeemed)	$72	$316

The section entitled “Redemption Fee” in the Prospectus is hereby replaced in its entirety as follows:

Redemption fee. Each Fund imposes a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. The fee is not a sales charge (load); it is paid directly to the Fund. The purpose of the redemption fee is principally to discourage market timing and also to help defray costs incurred by a Fund in connection with short-term trading by investors in its shares.

To the extent that the redemption fee applies, the price you will receive when you redeem your shares of a Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The Funds permit exceptions to the redemption fee policy for the following transactions:

•  to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing or that are the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program;

•  to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•  to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, the following transactions in participant-directed retirement plans:

–  where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, and loan repayments);

–  redemptions made in connection with taking out a loan from the plan;

–  redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders;

–  redemptions made as part of a systematic withdrawal plan;

–  redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan;

–  redemptions made in connection with a participant’s termination of employment; and

–  redemptions made as part of a periodic rebalancing under an asset allocation model.

•  involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund;

•  redemptions of shares acquired through the reinvestment of dividends or distributions paid by a Fund;

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•  redemptions and exchanges effected by other mutual funds or other commingled vehicles (funds of funds) that are sponsored by Schroders or its affiliates;

•  redemptions and exchanges effected by unaffiliated funds of funds, when officers of Schroders or the Trust have determined that the fund in question has in place an investment strategy, coupled with adequate policies and procedures, that limit the risk of market timing and frequent trading activity affecting the Funds (see “Frequent Purchases and Redemptions of Fund Shares” below for more information);

•  to the extent a Fund is used as a qualified default investment alternative under the Employee Retirement Income Security Act of 1974 for certain 401(k) plans; and

•  otherwise as the officers of Schroders or the Trust may determine is appropriate after consideration of the purpose of the transaction and the potential impact to the Funds.

The application of the redemption fee and exceptions may vary among intermediaries, and certain intermediaries may not apply the exceptions listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

For purposes of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made on a first-purchased, first-redeemed basis.

In the section entitled “Frequent Purchases and Redemptions of Fund Shares,” the seventh and eighth sentences are hereby replaced in their entirety as follows:

In addition, the Board of Trustees of the Funds has established a 2.00% redemption fee on redemptions of shares of the Funds. See “How to Sell Shares — Redemption Fee” for further information.

Performance Information

In the Prospectus Summary Information section of the Schroder Global Value Fund, the sentence below the heading “Performance Information” is replaced in its entirety as follows:

The Fund has not yet commenced operations and does not yet have a calendar year of investment performance.

In the Prospectus Summary Information section of the Schroder Global Quality Fund, the sentence below the heading “Performance Information” is replaced in its entirety as follows:

The Fund recently commenced operations and does not yet have a calendar year of investment performance.

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Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)

Supplement dated July 15, 2011 to
the Statement of Additional Information dated March 1, 2011 (the “SAI”)

Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund — Change of Names

The name of Schroder QEP Global Value Fund has been changed to “Schroder Global Value Fund.”  The name of Schroder QEP Global Quality Fund has been changed to “Schroder Global Quality Fund.”  References to each of those Funds in the SAI are hereby revised accordingly.  All headings containing the name “Schroder QEP Global Value Fund” shall read “Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund),” and all headings containing the name “Schroder QEP Global Quality Fund” shall read “Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund).” References to the “QEP Funds,” collectively, are revised to refer to the “Global Series Funds.”

Redemption Fee

The section entitled “Redemption of Shares” in the SAI is hereby revised as follows:

The first paragraph is replaced in its entirety as follows:

Schroder Emerging Market Equity Fund, Schroder Global Quality Fund, Schroder Global Value Fund, Schroder International Alpha Fund, Schroder International Multi-Cap Value Fund, Schroder Multi-Asset Growth Portfolio, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund each impose a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. These redemption fees are not sales charges (loads); they are paid directly to the applicable Fund.

The first bullet point of the second paragraph is replaced in its entirety as follows:

•      to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing or that are the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program;

The sixth bullet point of the second paragraph is replaced in its entirety as follows:

•      redemptions and exchanges effected by other mutual funds or other commingled vehicles (funds of funds) that are sponsored by Schroders or its affiliates;